Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash and deposits in banks
Cash	$ 1,198,568	$ 1,110,830
Deposits at the Central Bank of Chile	654,883	444,491
Deposits in local banks	1,128	2,646
Deposits in banks abroad	868,703	424,975
Subtotals – Cash and deposits in banks	2,723,282	1,982,942
Net cash items in process of collection	37,442	96,944
Cash and cash equivalents	$ 2,760,724	$ 2,079,886